Group plc balance sheet (Parenthetical) - GBP (£) £ in Millions			12 Months Ended
		Jan. 29, 2016	Mar. 31, 2018		Mar. 31, 2017	Feb. 28, 2015
Statements [Line Items]
Share issue related cost		£ 3
Loans and other borrowings from group undertakings			£ 11,994	[1]	£ 10,081
Profit for the year	[2]		2,032	[1]	1,908
BT Group plc [Member]
Statements [Line Items]
Receivables related to equity placing						£ 1,010
Proceeds from sale of investment		7,507
Share issue related cost		£ 3
Loans received					1,775
Accrued interest included in current trade and other receivables			112		150
Trade and other payable relating to loan from group undertakings			34		32
Trade and other payable relating to other creditors			41		46
Loans and other borrowings from group undertakings	[3]		2,983		1,371
Profit for the year			61		97
BT Group plc [Member] | Loans Repayable on 31 January 2058 [Member]
Statements [Line Items]
Loans receivable			£ 1,044		£ 1,024
Borrowings, adjustment to interest rate basis			0.90%		0.90%
BT Group plc [Member] | Loans Repayable on 21 December 2064 [Member]
Statements [Line Items]
Loans receivable			£ 5,884		£ 5,578
BT Group plc [Member] | L I B O R
Statements [Line Items]
Borrowings, adjustment to interest rate basis					0.90%

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.
[3]	Loans and other borrowings consist of a loan from group undertakings of £2,983m (2016/17: £1,371m). The loan is repayable on 31 January 2058 and attracts interest of LIBOR plus 90 basis points (2016/17: LIBOR plus 90 basis points).